Statement of Changes in Common Stock, Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Secondary public offering Common Stock	Secondary public offering Additional paid-in capital	Secondary public offering	Private Investment in Public Entities June 2016 Common Stock	Private Investment in Public Entities June 2016 Additional paid-in capital	Private Investment in Public Entities June 2016	Private Investment in Public Entities October 2016 Common Stock	Private Investment in Public Entities October 2016 Additional paid-in capital	Private Investment in Public Entities October 2016	Private Investment in Public Entities November 2016 Common Stock	Private Investment in Public Entities November 2016 Additional paid-in capital	Private Investment in Public Entities November 2016	Common Stock	Additional paid-in capital	Accumulated deficit	Series A redeemable convertible preferred stock	Total
Balance at Dec. 31, 2014													$ 288	$ 1,175,242	$ (9,410,778)	$ 7,304,914	$ (8,235,248)
Balance (in shares) at Dec. 31, 2014													2,874,330			3,015,902
Increase (decrease) in Stockholders' Equity (Deficit)
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400													$ 286	15,511,974			15,512,260
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)													2,860,000
Warrant, issued in conjunction with the initial public offering													$ 400,400	400,400			400,400
Conversion of preferred stock into common stock upon initial public offering													$ 201	7,651,087		$ (7,651,288)	7,651,288
Conversion of preferred stock into common stock upon initial public offering (in shares)													2,010,596			(3,015,902)
Conversion of preferred stock warrant liability into additional paid-in capital upon initial public offering														1,150,985			1,150,985
Conversion of convertible notes into common stock upon initial public offering													$ 37	2,099,963			2,100,000
Conversion of convertible notes to common stock upon initial public offering (in shares)													374,997
Stock-based compensation														992,165			992,165
Beneficial conversion feature on notes payable														1,202,521			1,202,521
Deemed dividends on Series A														(263,060)		$ 263,060	(263,060)
Accretion of issuance costs														(83,314)		83,314	(83,314)
Napo license fee abatement														250,000			250,000
Issuance of common stock upon exercise of stock options														12,650			12,650
Issuance of common stock upon exercise of stock options (in shares)													5,000
Net and comprehensive loss															(16,291,550)		(16,291,550)
Balance at Dec. 31, 2015													$ 812	30,100,613	(25,702,328)	$ 0	4,399,097
Balance (in shares) at Dec. 31, 2015													8,124,923
Increase (decrease) in Stockholders' Equity (Deficit)
Issuance of common stock in a secondary public offering ,net of discounts and commissions of $373,011 and offering costs of $496,887 February 2016	$ 200	$ 4,129,902	$ 4,130,102
Issuance of common stock in a secondary public offering ,net of discounts and commissions of $373,011 and offering costs of $496,887 February 2016 (in shares)	2,000,000
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 June 2016				$ 203	$ 2,571,099	$ 2,571,302
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 June 2016 (in shares)				2,027,490
Issuance of common stock in a private investment in public entities offering October 2016							$ 17	$ 149,983	$ 150,000
Issuance of common stock in a private investment in public entities offering October 2016 (in shares)							170,455
Issuance of common stock and equity warrants in a private investment in public entities offering, net of warrant liability of $700,001 and net of offering costs of $96,833 November 2016										$ 167	$ 203,000	$ 203,167
Shares issued (in shares)										1,666,668
Warrants, issued in conjunction with debt extinguishment														108,000			108,000
Stock-based compensation														717,927			$ 717,927
Issuance of common stock upon exercise of stock options													$ 2	(2)
Issuance of common stock upon exercise of stock options (in shares)													17,596				0
Issuance of common stock in exchange for vested restricted stock units													$ 2	(2)
Issuance of common stock in exchange for vested restricted stock units (in shares)													17,596
Net and comprehensive loss															(14,733,780)		$ (14,733,780)
Balance at Dec. 31, 2016													$ 1,401	37,980,522	(40,436,108)		(2,454,185)
Balance (in shares) at Dec. 31, 2016													14,007,132
Increase (decrease) in Stockholders' Equity (Deficit)
Warrants, issued in conjunction with debt extinguishment														207,713			207,713
Stock-based compensation														228,036			$ 228,036
Issuance of common stock upon exercise of stock options (in shares)																	0
Net and comprehensive loss															(4,715,358)		$ (4,715,358)
Balance at Mar. 31, 2017													$ 1,443	$ 38,959,031	$ (45,151,466)		$ (6,190,992)
Balance (in shares) at Mar. 31, 2017													14,424,128